Short-term and long-term loan (Tables)	12 Months Ended
Dec. 31, 2020
Short-term and long-term loan
Short-term and long-term loans

The short-term and long-term loans as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Short- term loan
Short-term bank borrowings	428,490	—

Long-term loan
Convertible senior notes	1,859,896	1,762,847